CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - PHP (₱) ₱ in Millions	Dec. 31, 2021	Dec. 31, 2020
Noncurrent Assets
Property and equipment (Notes 9 and 22)	₱ 302,736	₱ 260,868
Right-of-use assets (Note 10)	20,081	18,303
Investments in associates and joint ventures (Note 11)	53,364	52,123
Financial assets at fair value through profit or loss (Note 12)	339	380
Debt instruments at amortized cost – net of current portion (Note 13)	400	1,153
Investment properties (Notes 6 and 14)	929	895
Goodwill and intangible assets (Note 15)	62,535	65,329
Deferred income tax assets – net (Note 7)	13,385	19,556
Derivative financial assets – net of current portion (Note 28)	48
Prepayments – net of current portion (Notes 19 and 25)	94,777	66,109
Contract assets – net of current portion (Note 5)	566	668
Other financial assets – net of current portion (Note 28)	3,099	2,915
Other non-financial assets – net of current portion	138	109
Total Noncurrent Assets	552,397	488,408
Current Assets
Cash and cash equivalents (Note 16)	23,907	40,237
Short-term investments (Note 28)	2,241	989
Trade and other receivables (Note 17)	21,790	22,053
Inventories and supplies (Note 18)	3,662	4,085
Current portion of contract assets (Note 5)	1,685	1,799
Current portion of derivative financial assets (Note 28)	93	22
Current portion of debt instruments at amortized cost (Note 13)	207
Current portion of prepayments (Notes 19 and 25)	12,707	10,657
Financial assets at fair value through other comprehensive income (Notes 6, 11 and 25)		168
Current portion of other financial assets (Notes 20 and 28)	7,064	7,172
Current portion of other non-financial assets	575	256
Total Current Assets	73,931	87,438
TOTAL ASSETS	626,328	575,846
Equity
Treasury stock (Note 20)	(6,505)	(6,505)
Capital in excess of par value (Note 20)	130,312	130,312
Other equity reserves (Note 26)		19
Retained earnings (Note 20)	34,243	25,652
Other comprehensive loss (Note 6)	(36,437)	(35,652)
Total Equity Attributable to Equity Holders of PLDT	123,216	115,408
Noncontrolling interests (Note 6)	4,249	4,257
TOTAL EQUITY	127,465	119,665
Noncurrent Liabilities
Interest-bearing financial liabilities – net of current portion (Notes 21 and 28)	241,075	205,195
Lease liabilities – net of current portion (Note 10)	17,131	15,982
Deferred income tax liabilities – net (Note 7)	169	726
Derivative financial liabilities – net of current portion (Note 28)	100	360
Customers’ deposits (Note 28)	2,270	2,371
Pension and other employee benefits (Note 26)	7,760	13,342
Deferred credits and other noncurrent liabilities (Note 22)	6,084	4,668
Total Noncurrent Liabilities	274,589	242,644
Current Liabilities
Accounts payable (Note 23)	99,718	82,413
Accrued expenses and other current liabilities (Notes 24 and 27)	106,113	107,759
Current portion of interest-bearing financial liabilities (Notes 21 and 28)	11,482	17,570
Current portion of lease liabilities (Note 10)	4,555	4,043
Dividends payable (Note 20)	1,708	1,194
Current portion of derivative financial liabilities (Note 28)	115	176
Income tax payable	583	382
Total Current Liabilities	224,274	213,537
TOTAL LIABILITIES	498,863	456,181
TOTAL EQUITY AND LIABILITIES	626,328	575,846
Treasury Shares Under Employee Benefit Trust [Member]
Equity
Treasury shares under employee benefit trust (Note 26)		(21)
Non-voting Serial Preferred Stock [Member]
Equity
Initial capitalization amount	360	360
Voting Preferred Stock [Member]
Equity
Initial capitalization amount	150	150
Common Stock [Member]
Equity
Initial capitalization amount	₱ 1,093	₱ 1,093